CONSOLIDATED STATEMENTS OF EXPENSES (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		81 Months Ended	90 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Oct. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2011	Oct. 31, 2011
Expenses:
Mineral property expenses	$ 85,387		$ 215,795		$ 52,452		$ 78,102	$ 293,897
Bad debt expense							559,483	559,483
Depreciation expense	440		503					503
General and administrative expenses	222,960	266,039	773,824	394,377	489,756	182,380	1,148,181	1,922,005
Total operating expenses	308,787	266,039	990,122	394,377	542,208	182,380	1,785,766	2,775,888
Loss from operations	(308,787)	(266,039)	(990,122)	(394,377)	(542,208)	(182,380)	(1,785,766)	(2,775,888)
Other income (expenses):
Interest income	571		1,603		271	1	291	1,894
Interest expense		(565)		(1,621)	(1,621)	(142)	(1,763)	(1,763)
Realized and unrealized gain (loss) on derivatives, net	176,140	(67,056)	690,095	(67,056)	(1,062,247)		(1,062,247)	(372,152)
Amortization of debt discount		(716)		(716)	(9,618)		(9,618)	(9,618)
Total other income (expenses)	176,711	(68,337)	691,698	(69,393)	(1,073,215)	(141)	(1,073,337)	(381,639)
Net loss	$ (132,076)	$ (334,376)	$ (298,424)	$ (463,770)	$ (1,615,423)	$ (182,521)	$ (2,859,103)	$ (3,157,527)
Loss per common share:
Loss per common share - basic and diluted	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.03)	$ 0.00
Weighted average number of common shares outstanding - basic and diluted	109,443,018	58,766,299	102,791,334	58,298,296	62,444,953	58,148,618